Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to customers:

	2022 £’000	2021 £’000	2020 £’000
United Kingdom	£270,844	£187,045	£155,507
North America	228,112	140,085	100,089
Europe	138,005	107,978	85,882
RoW	17,796	11,190	9,472
Total	£654,757	£446,298	£350,950
The Group’s revenue by industry sector is as follows:

	2022 £’000	2021 £’000	2020 £’000
Payments and Financial Services	£331,842	£226,391	£185,175
TMT	163,534	121,045	90,255
Other	159,381	98,862	75,520
Total	£654,757	£446,298	£350,950
The Group’s revenue by contract type is as follows:

	2022 £’000	2021 £’000	2020 £’000
Time and materials contracts	£522,857	£337,084	£305,766
Fixed price contracts	131,900	109,214	45,184
Total	£654,757	£446,298	£350,950

Disclosure of revenue recognition periods	This revenue is expected to be recognised over the following time periods:

	2022 £’000	2021 £'000

Less than 1 year	£121,735	£51,865
1 to 2 years	22,656	18,514
2 to 3 years	13,631	11,971
More than 3 years	18,975	19,507
Total	£176,997	£101,857